BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unamortised Fees
Unamortized financing fees, beginning of year	$ (132)	$ (122)
Additional financing fees	(49)	(40)
Amortization of financing fees	36	21
Gains (losses) on exchange differences on translation of foreign operations, net of tax	21	9
Unamortized financing fees, end of year	(124)	(132)
Unamortised Premiums
Unamortized premiums and discounts, beginning of year	160	63
Additional premiums and discounts	(13)	103
Amortization of premiums and discounts	(15)	(13)
Foreign exchange translation and other	(27)	7
Unamortized premiums and discounts, end of year	$ 105	$ 160